Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Operating activities
(Loss) income before income tax	$ (285,732,000)	$ (5,699,975)	$ 3,733,894	$ (1,292,702)
Non-cash adjustment to reconcile (loss) income before income tax to net cash flows from operating activities:
Depreciation and amortization (including right-of-use-assets) (Notes 12,13 and 14)	298,136,000	5,947,421	5,378,485	4,544,332
Allowance for credit losses	685,000	13,664	40,393	10,621
Finance income (Note 21)	(5,089,000)	(101,511)	(207,799)	(152,603)
Finance cost (Note 21 )	128,406,000	2,561,526	2,265,242	1,876,312
Net foreign exchange differences	(28,753,000)	(573,591)	(1,722,985)	171,874
Financial instruments (Notes 3 and 4)	65,496,000	1,306,557	67,629	(455,009)
Amortized Cost (CEBUR)	347,000	6,930	3,306
Net gain on disposal of rotable spare parts, furniture and equipment and gain on sale of aircraft (Note 20)	(35,487,000)	(707,918)	(275,805)	(606,812)
Employee benefits (Note 16)	555,000	11,079	10,086	6,401
Aircraft and engine lease extension benefit and other benefits from service agreements	(533,000)	(10,633)	(10,634)	(12,693)
Management incentive and long-term incentive plans	2,445,000	48,772	32,257	12,919
Cash flows from operating activities before changes in working capital	140,476,000	2,802,321	9,314,069	4,102,640
Changes in operating assets and liabilities:
Related parties	864,000	17,252	25,603	(31,422)
Other accounts receivable	39,754,000	793,045	(367,603)	1,711
Recoverable and prepaid taxes	(1,103,000)	(22,010)	(425,410)	19,168
Inventories	1,150,000	22,949	(4,637)	(2,421)
Prepaid expenses	3,670,000	73,220	(369,860)	(6,001)
Other assets	2,843,000	56,717	(10,789)	(11,228)
Guarantee deposits	(70,036,000)	(1,397,131)	(1,168,537)	232,019
Suppliers	44,726,000	892,232	518,189	14,022
Accrued liabilities	(28,131,000)	(561,229)	352,475	540,471
Other taxes and fees payable	8,260,000	164,777	119,700	558,174
Unearned transportation revenue	108,829,000	2,170,991	1,241,410	145,207
Financial instruments	(63,759,000)	(1,271,904)	(18,943)	807,644
Other liabilities	38,661,000	771,229	191,099	(38,875)
Cash flows from operating activities before interest received and income tax paid	226,204,000	4,512,459	9,396,766	6,331,109
Interest received	5,089,000	101,511	207,799	152,602
Income tax paid	(12,759,000)	(254,525)	(94,922)	(207,004)
Net cash flows provided by operating activities	218,534,000	4,359,445	9,509,643	6,276,707
Investing activities
Acquisitions of rotable spare parts, furniture and equipment (Note 12)	(169,263,000)	(3,376,576)	(3,483,368)	(2,743,155)
Acquisitions of intangible assets (Note 13)	(6,252,000)	(124,724)	(77,325)	(71,007)
Pre-delivery payments reimbursements (Note 12)	85,737,000	1,710,338	704,852	668,365
Proceeds from disposals of rotable spare parts, furniture and equipment	86,382,000	1,723,205	976,500	756,402
Net cash flows used in investing activities	(3,396,000)	(67,757)	(1,879,341)	(1,389,395)
Financing activities
Net proceeds from public offering (Note 18)	164,062,000	3,272,832
Proceeds from exercised stock options (Note 17)			14,773	10,648
Treasury shares purchase	(4,740,000)	(94,564)	(75,375)	(57,320)
Interest paid	(14,007,000)	(279,423)	(217,018)	(175,170)
Other finance interest paid	(612,000)	(12,214)	(60,824)	(28,567)
Payments of principal portion of lease liabilities (Note 14)	(306,314,000)	(6,110,569)	(6,499,802)	(5,710,907)
Payments of financial debt	(107,285,000)	(2,140,194)	(1,181,726)	(1,193,589)
Proceeds from financial debt	116,464,000	2,323,292	2,781,132	1,208,846
Net cash flows used in financing activities	(152,432,000)	(3,040,840)	(5,238,840)	(5,946,059)
Increase (decrease) in cash and cash equivalents	62,706,000	1,250,848	2,391,462	(1,058,747)
Net foreign exchange differences on cash balance	43,737,000	872,565	(274,432)	(29,190)
Cash and cash equivalents at beginning of year	400,025,000	7,979,972	5,862,942	6,950,879
Cash and cash equivalents at end of year	$ 506,468,000	$ 10,103,385	$ 7,979,972	$ 5,862,942